Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026
Summary of significant accounting policies:
Increase in net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ 3,810	¥ 13,230	¥ (16,870)
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses				10.00%
Minimum
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position				50.00%
Krungsri | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Commercial | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Commercial | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Commercial | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				1 month
Residential | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Residential | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Residential | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				6 months
Card | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Card | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months